Proposed Public Offering - Additional Information (Detail)	Mar. 31, 2026 $ / shares shares
Proposed Public Offering [Line Items]
Proposed public offering units	10,000,000
Proposed public offering price per unit | $ / shares	$ 10
Over-Allotment Option [Member]
Proposed Public Offering [Line Items]
Proposed public offering units	11,500,000